SCHEDULE OF RECONCILIATION OF THE STATUTORY FEDERAL INCOME TAX RATE (BENEFIT) TO THE COMPANY’S EFFECTIVE TAX RATE (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax at federal statutory rate	21.00%	21.00%
Tax at state rate net of federal benefit	6.00%	6.00%
Change in valuation allowance	(27.00%)	(27.00%)
Provision for taxes	0.00%	0.00%